FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Additional information (Details) $ in Millions											12 Months Ended
	Nov. 19, 2025 COP ($)	Oct. 12, 2025 COP ($)	Sep. 24, 2025 COP ($)	Aug. 12, 2025 COP ($)	Mar. 10, 2025 COP ($)	Mar. 02, 2025 COP ($)	Feb. 12, 2025 COP ($)	Feb. 04, 2025 COP ($)	Jan. 30, 2025 COP ($)	Jan. 23, 2025 COP ($)	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($)	Aug. 15, 2025 COP ($)	May 15, 2025 COP ($)	Feb. 13, 2025 COP ($)
Disclosure of detailed information about borrowings [line items]
Payments of bonds											$ 1,513,644	$ 1,725,323	$ 3,934,469
Bonds issued											21,456,986	26,215,847
Interest expense on bonds											1,542,457	1,676,593	$ 2,049,348
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued											8,531,016	9,472,568
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Payments of bonds			$ 186,135
Bonds issued											902,401	1,088,630
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Payments of bonds		$ 255,359							$ 203,139
Bonds issued											1,419,919	1,876,405
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Payments of bonds	$ 101,085					$ 129,220				$ 107,442
Bonds issued											4,126,514	3,871,660		$ 350,000	$ 48,800	$ 133,100
Bonds issued, current														$ 60,761
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Payments of bonds					$ 342,187			$ 222,664
Bonds issued											816,093	1,370,950
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued											12,925,970	16,743,279
Foreign currency [member] | Banco de Bogota S.A. and MFH
Disclosure of detailed information about borrowings [line items]
Bonds issued											6,587,469	9,316,131
Foreign currency [member] | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 677,521	791,791
TRM variation year over year | $ / $											36,245
Interest expense on bonds				$ 38,499			$ 39,526
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 3,777,033	$ 4,428,224
TRM variation year over year | $ / $											(652.07)	(652.07)